UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

612 Paddock

Libertyville, Illinois    60048

(Address of principal executive offices)(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

612 Paddock

Libertyville, Illinois 60048

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Forester Value Fund
	Schedule of Investments
	December 31, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 71.21%

Consumer Discretionary - 4.70%
5,500	CVS Health Corp. *	$ 360,360
15,200	eBay, Inc. *	426,664
14,612	Garrett Motion, Inc. *	180,312
		967,336
Consumer Staples - 8.99%
7,700	Altria Group, Inc.	380,303
17,000	Conagra Brands, Inc. *	363,120
10,000	General Mills, Inc. *	389,400
8,600	Tyson Foods, Inc. Class A *	459,240
6,000	The Kraft Heinz Co. *	258,240
		1,850,303
Energy - 6.35%
11,000	Baker Hughes A GE Co.	236,500
14,700	BP Plc.	557,424
5,250	Conocophillips	327,338
7,000	Halliburton Co.	186,060
		1,307,322
Financial Services - 14.57%
9,540	Allstate Corp.	788,290
4,700	Aon Corp. (United Kingdom)	683,192
6,320	Travelers Companies, Inc.	756,820
16,860	US Bancorp, Inc.	770,502
		2,998,804
Health Care - 15.82%
3,500	AbbVie, Inc. *	322,665
5,500	Celgene Corp. *	352,495
1,700	Cigna Corp. *	322,864
3,000	Johnson & Johnson	387,150
18,000	Mylan NV (Netherlands) *	493,200
16,554	Pfizer, Inc.	722,582
2,630	UnitedHealth Group, Inc. *	655,186
		3,256,142
Industrial Goods -5.32%
1,500	FedEx Corp.	241,995
2,420	Honeywell International, Inc.	319,730
17,700	Quanta Services, Inc.	532,770
		1,094,495
Technology - 9.24%
8,000	CDW Corp.	648,400
3,500	International Business Machines Corp. *	397,845
4,800	Microsoft Corp. *	487,536
8,140	Oracle Corp. *	367,521
		1,901,302
Telecommunications - 2.50%
18,050	AT&T, Inc.	515,147

Utilities -3.70%
16,900	Exelon Corp. *	762,190

TOTAL FOR COMMON STOCKS (Cost $10,411,111) - 71.21%		14,653,041

PUT OPTIONS PURCHASED (Premiums Paid $245,871) - 0.46%		93,800

SHORT TERM INVESTMENTS - 34.05%
7,006,203	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio 2.30% **	7,006,203

TOTAL FOR SHORT TERM INVESTMENTS (Cost $7,006,203) -34.05%		7,006,203

TOTAL INVESTMENTS (Cost $17,663,185) *** - 105.71%		21,753,044

OTHER ASSETS LESS LIABILITIES - (5.71%)		(1,175,745)

NET ASSETS - 100.00%		$ 20,577,299

ADR - American Depository Receipts.
* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2018.

*** At December 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $17,663,185 amounted to $4,089,859 which consisted of aggregate gross unrealized appreciation of $4,879,228 and aggregate gross unrealized depreciation of $789,369.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS

At December 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $17,663,185 amounted to $4,089,859 which consisted of aggregate gross unrealized appreciation of $4,879,228 and aggregate gross unrealized depreciation of $789,369.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2018:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$14,653,041	$0	$0	14,653,041
Put Options	$0	$93,800	$0	93,800
Fidelity Institutional Treasury	$7,006,203	$0	$0	7,006,203
Total	$21,659,244	$93,800	$0	21,753,044

	Forester Value Fund
	Schedule of Options Purchased
	December 31, 2018 (Unaudited)

Underlying Security	Counterparty	Contracts	Notional Amount**	Exercise Price	Expiration	Fair Value

PUT OPTIONS - 0.46%

S&P 500 Index Put	Barclay's	70	$17,547,950	$2,350.00	1/18/2019	$93,800

TOTAL PUT OPTIONS (Premium Paid $245,871) - 0.46%						$93,800

* Non-income producing security during the period.

** The notional value is the total amount of a security's underlying asset at its spot price. The notional value distinguishes between the amount of money invested and the amount associated with the whole transaction. The notional value is calculated by multiplying the units in one contract by the spot price.

	Forester Discovery Fund
	Schedule of Investments
	December 31, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 74.38%

Basic Materials - 2.74%
2,290	Amcor LTD	$ 85,177
9,100	Goldcorp, Inc.	89,180
		174,357
Consumer Discretionary - 9.56%
4,390	Michelin ADR *	86,044
7,770	Publicis Groupe SA ADR *	110,023
7,400	Volkswagen AG ADR *	115,440
		311,507
Consumer Staples - 10.35%
495	Diageo Plc. ADR	70,191
4,740	Essity AB ADR *	116,106
3,040	Imperial Brands Group Plc. ADR	92,781
1,110	Unilever Plc. ADR	57,998
		337,076
Energy - 5.48%
1,910	BP Plc. ADR	72,427
2,060	Equinor ASA ADR	43,610
1,080	Suncor Energy, Inc. (Canada)	30,208
620	Total SA ADR	32,352
		178,597
Financial Services - 16.76%
680	AON Plc. (United Kingdom)	98,845
4,050	AXA Group ADR *	86,629
1,890	HSBC Holdings Plc. ADR	77,698
2,480	Prudential Plc. ADR	87,717
11,720	Society Generale ADR *	73,719
2,440	The Toronto-Dominion Bank NY (Canada)	121,316
		545,924
Health Care - 8.72%
3,330	GlaxoSmithKline Plc. ADR	127,239
3,610	Sanofi ADR *	156,710
		283,949
Industrial Goods - 2.96%
1,720	Siemens AG ADR *	96,458

Technology - 3.79%
1,240	SAP AG ADR *	123,442

Telecommunications - 5.79%
8,000	KT Corp. ADR	113,760
1,840	Nippon Telegraph & Telephone Corp. ADR	74,778
		188,538
Utilities - 5.60%
1,505	National Grid Plc. ADR	72,210
9,940	Red Electrica de Espana SA ADR *	110,284
		182,494

TOTAL FOR COMMON STOCKS (Cost $2,133,810) - 74.38%		2,422,342

PUT OPTIONS PURCHASED (Premiums Paid $29,076) - 0.52%		16,800

SHORT TERM INVESTMENTS - 26.19%
852,972	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio 2.30% **	852,972

TOTAL INVESTMENTS (Cost $3,263,038) *** - 101.08%		3,292,114

OTHER ASSETS LESS LIABILITIES - (1.08%)		(35,246.00)

NET ASSETS - 100.00%		$ 3,256,868

ADR- American Depositary Receipt
* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2018.
ADR - American Depository Receipts.

*** At December 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,263,038 amounted to $276,256 which consisted of aggregate gross unrealized appreciation of $414,952 and aggregate gross unrealized depreciation of $138,696.

NOTES TO FINANCIAL STATEMENTS
Forester Discovery Fund
1. SECURITY TRANSACTIONS

At December 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,263,038 amounted to $276,256 which consisted of aggregate gross unrealized appreciation of $414,952 and aggregate gross unrealized depreciation of $138,696.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2018:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,422,342	$0	$0	$2,422,342
Put Options	$0	16,800	$0	$16,800
Cash Equivalents	$852,972	$0	$0	$852,972
Total	$3,275,314	16,800	$0	$3,292,114

	Forester Discovery Fund
	Schedule of Options Purchased
	December 31, 2018 (Unaudited)

Underlying Security	Counterparty	Contracts	Notional Amount**	Exercise Price	Expiration	Fair Value

PUT OPTIONS - 0.52%

IShares MSCI	Barclay's	200	$1,175,600	$56.00	1/18/2019	$5,400

IShares MSCI	Barclay's	300	$1,763,400	$57.00	1/18/2019	$11,400

TOTAL PUT OPTIONS (Premium Paid $29,076) - 0.52%						$16,800

* Non-income producing security during the period.

** The notional value is the total amount of a security's underlying asset at its spot price. The notional value distinguishes between the amount of money invested and the amount associated with the whole transaction. The notional value is calculated by multiplying the units in one contract by the spot price.

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By:

Thomas H. Forester

CEO and CFO

Date February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

Thomas H. Forester

CEO and CFO

Date February 25, 2019